Related Party Notes (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Notes to Financial Statements
Interest Expense	$ 44	$ 16,308
Note Payable 1 held by chairman	200,150
Note Payable 2 Held by Charmain	$ 184,300
Conversion Rate	$ .50
Due Date of Note 1	Dec. 19, 2017
Due Date of Note 2	Dec. 30, 2017
Company Repayment to chairman	$ 25,000
Conversion of interest	200,150
Interest Expense of Notes	2,939
Company Intest Expense from Notes	$ 44,901	$ 0